Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000110176
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
Average Annual Return, Percent	(3.52%)	2.44%	3.07%
C000110177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
C000110178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
C000110179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
Average Annual Return, Percent	4.84%	7.66%	5.21%
C000110180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
C000110181
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
C000110182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
Average Annual Return, Percent	(19.97%)	4.83%	1.77%
C000110183
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
C000110184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
Without Sales Load [Member] | C000110176
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%	3.67%	3.69%
Without Sales Load [Member] | C000110177
Average Annual Return [Line Items]
Average Annual Return, Percent	1.64%	2.91%	2.92%
Without Sales Load [Member] | C000110178
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	3.94%	3.95%
Without Sales Load [Member] | C000110179
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%	8.94%	5.84%
Without Sales Load [Member] | C000110180
Average Annual Return [Line Items]
Average Annual Return, Percent	10.49%	8.10%	5.03%
Without Sales Load [Member] | C000110181
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%	9.22%	6.10%
Without Sales Load [Member] | C000110182
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.04%)	6.07%	2.38%
Without Sales Load [Member] | C000110183
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.59%)	5.24%	1.63%
Without Sales Load [Member] | C000110184
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.74%)	6.30%	2.62%
Morningstar Global Flexible Allocation EW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Flexible Allocation EW Index
Average Annual Return, Percent	9.10%	5.93%	4.55%
Morningstar Global Flexible Allocation EW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Flexible Allocation EW Index
Average Annual Return, Percent	9.10%	5.93%	4.55%
Morningstar Global Flexible Allocation EW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Flexible Allocation EW Index
Average Annual Return, Percent	9.10%	5.93%	4.55%
Wilshire Liquid Alternative Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Global Macro Index
Average Annual Return, Percent	(5.00%)	2.30%	0.96%
Wilshire Liquid Alternative Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Global Macro Index
Average Annual Return, Percent	(5.00%)	2.30%	0.96%
Wilshire Liquid Alternative Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Global Macro Index
Average Annual Return, Percent	(5.00%)	2.30%	0.96%
Credit Suisse Managed Futures Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent	(16.49%)	1.75%	(0.46%)
Credit Suisse Managed Futures Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent	(16.49%)	1.75%	(0.46%)
Credit Suisse Managed Futures Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent	(16.49%)	1.75%	(0.46%)
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent	7.11%	7.67%	4.82%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent	7.11%	7.67%	4.82%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent	7.11%	7.67%	4.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	13.66%